Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of Accumulated Other Comprehensive Loss
The components of accumulated other comprehensive loss, net of taxes, were as follows:

	Currency Translation Adjustment(1)	Pension Liability Adjustment	Cash Flow Hedge Adjustment	Total
	(in millions)
Balance as of December 31, 2015	$(580)	$(194)	$(10)	$(784)
Other comprehensive loss before reclassifications	(157)	(63)	(9)	(229)
Amounts reclassified from accumulated other comprehensive loss	(1)	6	7	12
Net current period other comprehensive loss	(158)	(57)	(2)	(217)
Balance as of December 31, 2016	(738)	(251)	(12)	(1,001)
Other comprehensive income (loss) before reclassifications	161	15	(4)	172
Amounts reclassified from accumulated other comprehensive loss	1	7	17	25
Net current period other comprehensive income	162	22	13	197
Spin-offs of Park and HGV	63	—	—	63
Balance as of December 31, 2017	(513)	(229)	1	(741)
Other comprehensive income (loss) before reclassifications	(70)	(18)	17	(71)
Amounts reclassified from accumulated other comprehensive loss	—	9	5	14
Net current period other comprehensive income (loss)	(70)	(9)	22	(57)
Cumulative effect of the adoption of ASU 2018-02	38	(22)	—	16
Balance as of December 31, 2018	$(545)	$(260)	$23	$(782)
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(1)	Includes net investment hedges and intra-entity foreign currency transactions that are of a long-term investment nature.

Reclassification Out of Accumulated Other Comprehensive Loss
The following table presents additional information about reclassifications out of accumulated other comprehensive loss (amounts in parentheses indicate a loss in our consolidated statements of operations):

	Year Ended December 31,
	2018	2017	2016
	(in millions)
Currency translation adjustment:
Sale or liquidation of investment in foreign entity(1)	$—	$(2)	$—
Gains on net investment hedges(1)	—	1	1
Total currency translation adjustment reclassifications for the period, net of taxes	—	(1)	1
Pension liability adjustment:
Amortization of prior service cost(2)	(3)	(3)	(4)
Amortization of net loss(2)	(8)	(7)	(5)
Tax benefit(3)	2	3	3
Total pension liability adjustment reclassifications for the period, net of taxes	(9)	(7)	(6)
Cash flow hedge adjustment:
Dedesignated interest rate swaps(4)	(6)	(26)	(12)
Tax benefit(3)	1	9	5
Total cash flow hedge adjustment reclassifications for the period, net of taxes	(5)	(17)	(7)
Total reclassifications for the period, net of taxes	$(14)	$(25)	$(12)
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(1)
Reclassified out of accumulated other comprehensive loss to gain (loss) on foreign currency transactions in our consolidated statements of operations. The related tax benefits for the years ended December 31, 2017 and 2016 were less than $1 million and were reclassified out of accumulated other comprehensive loss to income tax benefit (expense) in our consolidated statements of operations.

(2)
Reclassified out of accumulated other comprehensive loss to other non-operating income, net in our consolidated statements of operations. These amounts were included in the computation of net periodic pension cost (credit). See Note 15: "Employee Benefit Plans" for additional information.

(3)	Reclassified out of accumulated other comprehensive loss to income tax benefit (expense) in our consolidated statements of operations.

(4)
Reclassified out of accumulated other comprehensive loss to interest expense in our consolidated statements of operations. See Note 11: "Derivative Instruments and Hedging Activities" for additional information.